Accrued Expenses and Other Current Liabilities; Accrued Payable to Founders (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of accrued expenses and other current liabilities

	December 31, 2021	December 31, 2020
Accrued consulting	$474,275	$40,000
Crossflo acquisition liability	177,244	177,244
Other accrued expenses	72,728	50,157
Total accrued expenses and other current liabilities	$724,247	$267,401